Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Other assets:
Accounts receivable: Receivables from brokers, dealers and customers for securities transactions		¥ 1,017,194	¥ 546,747
Accounts receivable: Other		1,190,885	1,043,766
Investments in equity method investees		2,219,196	2,199,706
Prepaid benefit cost (Note 13)		884,979	612,623
Cash collateral pledged for derivative transactions (Note 8)		1,473,109	1,663,945
Cash collateral for the use of Bank of Japan's settlement infrastructure	[1]	851,066	207,498
Other		3,029,635	2,440,258
Total		10,666,064	8,714,543
Other liabilities:
Accounts payable: Payables to brokers, dealers and customers for securities transactions		1,247,652	646,638
Accounts payable: Other		1,357,387	1,322,498
Deferred tax liabilities		654,053	413,730
Allowance for off-balance sheet credit instruments		81,739	178,118
Accrued benefit cost (Note 13)		64,735	66,028
Guarantees and indemnifications		41,349	38,904
Cash collateral received for derivative transactions (Note 8)		1,158,053	1,080,929
Accrued and other liabilities		2,802,445	3,008,320
Total		¥ 7,407,413	¥ 6,755,165

[1]	Certain reclassifications have been made to prior period to conform to the current presentation.